Note 12 - Investments in Non-consolidated Companies - Principal Non-consolidated Companies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Value		$ 879,965	$ 805,568	$ 640,294
Ternium S.A. [member]
Statement Line Items [Line Items]
Percentage of ownership		11.46%
Value		$ 751,100
Ternium S.A. [member] | LUXEMBOURG
Statement Line Items [Line Items]
Percentage of ownership	[1]	11.46%	11.46%
Value	[1]	$ 751,105	$ 725,548
Usiminas [member]
Statement Line Items [Line Items]
Value		$ 74,600
Usiminas [member] | BRAZIL
Statement Line Items [Line Items]
Percentage of ownership	[2]	3.07%	3.07%
Value	[2]	$ 74,593	$ 72,988
Other [member]
Statement Line Items [Line Items]
Value		$ 54,267	$ 7,032

[1]	Including treasury shares.
[2]	At December 31, 2019 and 2018 the voting rights were 5.2%.